JPMorgan SMID Cap Equity Fund Investment Objectives and Goals - R3 R4 R6 Shares [Member] - JPMorgan SMID Cap Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R3/WOOOX; R6/WOOSX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.